Trade and Other Receivables	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
Trade and Other Receivables

	2019 £’000	2018 £’000
Trade receivables	£47,928	£26,005
Prepayments	5,734	4,259
Accrued income	7,019	17,147
Research and development tax credit	2,088	2,088
Grant receivable	—	816
Other receivables	3,148	2,053
Total trade and other receivables	£65,917	£52,368

Trade receivables are non-interest-bearing and are generally on 30 to 90 day terms depending on the geographical territory in which sales are generated. The carrying value of trade and other receivables also represents their fair value.
Trade receivables and accrued income represent client contract assets. Insignificant impairment losses were recognised on contract assets during the year. Other than business-as-usual movements there were no significant changes in contract assets during the year.

	2019 £’000	2018 £’000
Trade receivables - gross	£48,365	£26,431
Loss allowance	(437)	(426)
Trade receivables - net	£47,928	£26,005